Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents

21       Cash and cash equivalents

	At December 31,
	2020	2019
Cash to be deposited	310	2,320
Cash at banks	213,306	116,413
Time deposits	19,509	35,502
Other cash equivalents	47,906	41,461
	281,031	195,696

The Group operates with investment grade - financial institutions.

As of December 31, 2020, cash and cash equivalents includes restricted cash on deposit as collateral for a total amount of USD 1,142.